Segment Information (Tables)	6 Months Ended
Jun. 30, 2018
Segment Reporting [Abstract]
Schedule of Selected Financial Information by Segment
The following tables present selected financial information by segment and reconcile segment adjusted pre-tax income (loss) to amounts reported in the consolidated statements of income (loss):

	For the Year Ended December 31, 2017
	(Successor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$867.4	$—	$—	$32.1	$—	$899.5
Net investment income	25.7	698.7	303.3	242.1	14.3	1,284.1
Policy fees, contract charges, and other	4.9	22.9	0.7	244.2	—	272.7
Certain realized gains (losses)	—	(12.7)	(1.2)	(5.4)	(56.2)	(75.5)
Total adjusted revenues	898.0	708.9	302.8	513.0	(41.9)	2,380.8
Segment benefits and expenses:
Policyholder benefits and claims	640.2	8.4	—	110.1	—	758.7
Interest credited	—	418.4	279.7	275.5	—	973.6
Other underwriting and operating expenses	220.7	115.1	15.6	98.8	2.3	452.5
Amortization of DAC and VOBA	2.8	60.8	2.0	8.7	—	74.3
Total segment benefits and expenses	863.7	602.7	297.3	493.1	2.3	2,259.1
Segment adjusted pre-tax income (loss)	$34.3	$106.2	$5.5	$19.9	$(44.2)	$121.7

Total adjusted revenues	$898.0	$708.9	$302.8	$513.0	$(41.9)	$2,380.8
Add: Excluded realized gains (losses)	0.6	42.6	33.3	0.5	0.4	77.4
Total revenues	898.6	751.5	336.1	513.5	(41.5)	2,458.2

Total segment benefits and expenses	863.7	602.7	297.3	493.1	2.3	2,259.1
Add: Amortization of intangible assets	53.4	26.0	3.3	1.7	—	84.4
Total benefits and expenses	917.1	628.7	300.6	494.8	2.3	2,343.5
Income (loss) from operations before income taxes	$(18.5)	$122.8	$35.5	$18.7	$(43.8)	$114.7
As of December 31, 2017
Total investments	$342.3	$21,673.5	$7,349.9	$6,855.5	$1,623.6	$37,844.8
DAC and VOBA	7.7	422.0	16.3	250.2	—	696.2
Other intangible assets	707.3	485.2	49.6	12.8	—	1,254.9
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	613.2	—	364.9	—	978.1
Total assets	1,467.3	23,968.5	7,513.4	7,836.0	1,769.0	42,554.2
Future policy benefits, losses, claims and loss expense (1)	344.7	21,350.2	7,124.5	7,221.9	—	36,041.3
Other policyholders' funds	29.3	22.7	4.0	47.0	14.9	117.9
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

	February 1 to December 31, 2016
	(Successor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$686.7	$—	$—	$30.8	$—	$717.5
Net investment income	18.8	579.5	288.8	202.9	11.3	1,101.3
Policy fees, contract charges, and other	6.3	17.9	0.8	195.0	0.1	220.1
Certain realized gains (losses)	—	(24.3)	(5.1)	(7.9)	(48.5)	(85.8)
Total adjusted revenues	711.8	573.1	284.5	420.8	(37.1)	1,953.1
Segment benefits and expenses:
Policyholder benefits and claims	497.6	2.8	—	68.4	—	568.8
Interest credited	—	354.8	267.5	245.5	—	867.8
Other underwriting and operating expenses	177.8	98.2	17.0	87.9	25.7	406.6
Amortization of DAC and VOBA	0.6	56.5	0.7	1.9	—	59.7
Total segment benefits and expenses	676.0	512.3	285.2	403.7	25.7	1,902.9
Segment adjusted pre-tax income (loss)	$35.8	$60.8	$(0.7)	$17.1	$(62.8)	$50.2

Total adjusted revenues	$711.8	$573.1	$284.5	$420.8	$(37.1)	$1,953.1
Add: Excluded realized gains (losses)	(1.3)	(2.9)	(12.0)	(4.5)	(3.8)	(24.5)
Total revenues	710.5	570.2	272.5	416.3	(40.9)	1,928.6

Total segment benefits and expenses	676.0	512.3	285.2	403.7	25.7	1,902.9
Add: Amortization of intangible assets	49.0	23.8	3.1	1.5	—	77.4
Total benefits and expenses	725.0	536.1	288.3	405.2	25.7	1,980.3
Income (loss) from operations before income taxes	$(14.5)	$34.1	$(15.8)	$11.1	$(66.6)	$(51.7)
As of December 31, 2016
Total investments	$95.3	$19,609.6	$7,204.2	$6,513.4	$1,878.2	$35,300.7
DAC and VOBA	2.4	423.5	8.8	162.0	—	596.7
Other intangible assets	760.8	511.2	52.9	14.5	—	1,339.4
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	652.2	—	259.2	—	911.4
Total assets	1,237.6	21,941.4	7,377.8	7,345.1	1,952.8	39,854.7
Future policy benefits, losses, claims and loss expense (1)	272.8	19,531.9	7,260.4	6,954.5	—	34,019.6
Other policyholders' funds	26.3	22.1	5.0	49.9	14.7	118.0
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.

	January 1 to January 31, 2016
	(Predecessor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$58.6	$—	$—	$2.6	$—	$61.2
Net investment income	2.1	57.3	29.8	22.9	(2.4)	109.7
Policy fees, contract charges, and other	0.6	1.4	0.1	16.2	—	18.3
Certain realized gains (losses)	—	(0.4)	—	—	—	(0.4)
Total adjusted revenues	61.3	58.3	29.9	41.7	(2.4)	188.8
Segment benefits and expenses:
Policyholder benefits and claims	37.1	0.2	—	11.1	—	48.4
Interest credited	—	33.2	30.1	21.6	—	84.9
Other underwriting and operating expenses	16.1	8.0	1.4	7.3	0.4	33.2
Amortization of DAC	0.2	6.6	0.6	1.2	—	8.6
Total segment benefits and expenses	53.4	48.0	32.1	41.2	0.4	175.1
Segment adjusted pre-tax income (loss)	$7.9	$10.3	$(2.2)	$0.5	$(2.8)	$13.7

Total adjusted revenues	$61.3	$58.3	$29.9	$41.7	$(2.4)	$188.8
Add: Excluded realized gains (losses)	—	(1.9)	(22.5)	0.6	(2.7)	(26.5)
Total revenues	61.3	56.4	7.4	42.3	(5.1)	162.3
Total benefits and expenses	53.4	48.0	32.1	41.2	0.4	175.1
Income (loss) from operations before income taxes	$7.9	$8.4	$(24.7)	$1.1	$(5.5)	$(12.8)

	For the Year Ended December 31, 2015
	(Predecessor Company)
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$683.2	$—	$—	$33.4	$—	$716.6
Net investment income	23.4	663.6	380.9	290.9	(19.4)	1,339.4
Policy fees, contract charges, and other	6.5	18.7	0.8	180.7	0.3	207.0
Certain realized gains (losses)	—	(1.0)	—	—	—	(1.0)
Total adjusted revenues	713.1	681.3	381.7	505.0	(19.1)	2,262.0
Segment benefits and expenses:
Policyholder benefits and claims	456.9	0.6	—	113.3	—	570.8
Interest credited	—	374.8	341.0	257.8	—	973.6
Other underwriting and operating expenses	184.5	99.9	16.7	87.2	(1.0)	387.3
Amortization of DAC and VOBA	1.8	71.8	6.1	10.4	—	90.1
Total segment benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Segment adjusted pre-tax income (loss)	$69.9	$134.2	$17.9	$36.3	$(18.1)	$240.2

Total adjusted revenues	$713.1	$681.3	$381.7	$505.0	$(19.1)	$2,262.0
Add: Excluded realized gains (losses)	0.1	(34.6)	(6.3)	(5.3)	(46.0)	(92.1)
Total revenues	713.2	646.7	375.4	499.7	(65.1)	2,169.9
Total benefits and expenses	643.2	547.1	363.8	468.7	(1.0)	2,021.8
Income (loss) from operations before income taxes	$70.0	$99.6	$11.6	$31.0	$(64.1)	$148.1
The following tables present selected financial information by segment and reconcile segment adjusted pre-tax income (loss) to amounts reported in the consolidated statements of income (loss):

	For the Six Months Ended June 30, 2018
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$491.1	$—	$—	$15.7	$—	$506.8
Net investment income	14.4	365.4	151.4	129.4	10.7	671.3
Policy fees, contract charges, and other	2.4	14.2	0.3	136.2	—	153.1
Certain realized gains (losses)	(0.1)	(2.3)	(2.1)	(1.5)	(23.6)	(29.6)
Total adjusted revenues	507.8	377.3	149.6	279.8	(12.9)	1,301.6
Segment benefits and expenses:
Policyholder benefits and claims	353.6	6.2	—	79.6	—	439.4
Interest credited	—	221.9	141.8	141.7	—	505.4
Other underwriting and operating expenses	119.0	60.4	8.0	55.6	0.2	243.2
Amortization of DAC and VOBA	2.6	33.6	1.5	(11.5)	—	26.2
Total segment benefits and expenses	475.2	322.1	151.3	265.4	0.2	1,214.2
Segment adjusted pre-tax income (loss)	$32.6	$55.2	$(1.7)	$14.4	$(13.1)	$87.4

Total adjusted revenues	$507.8	$377.3	$149.6	$279.8	$(12.9)	$1,301.6
Add: Excluded realized gains (losses)	(0.1)	1.7	(26.3)	(1.5)	(3.0)	(29.2)
Total revenues	507.7	379.0	123.3	278.3	(15.9)	1,272.4

Total segment benefits and expenses	475.2	322.1	151.3	265.4	0.2	1,214.2
Add: Amortization of intangible assets	26.7	13.0	1.7	0.8	—	42.2
Total benefits and expenses	501.9	335.1	153.0	266.2	0.2	1,256.4
Income (loss) from operations before income taxes	$5.8	$43.9	$(29.7)	$12.1	$(16.1)	$16.0

	For the Six Months Ended June 30, 2017
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Adjusted revenues:
Premiums	$425.0	$—	$—	$16.7	$—	$441.7
Net investment income	11.7	349.3	152.1	119.8	7.7	640.6
Policy fees, contract charges, and other	2.4	11.4	0.4	117.3	—	131.5
Certain realized gains (losses)	—	(4.0)	(1.3)	(3.1)	(17.3)	(25.7)
Total adjusted revenues	439.1	356.7	151.2	250.7	(9.6)	1,188.1
Segment benefits and expenses:
Policyholder benefits and claims	330.0	2.4	—	45.5	—	377.9
Interest credited	—	206.9	136.9	136.1	—	479.9
Other underwriting and operating expenses	109.3	57.8	7.8	48.7	0.9	224.5
Amortization of DAC and VOBA	1.1	34.2	0.8	4.6	—	40.7
Total segment benefits and expenses	440.4	301.3	145.5	234.9	0.9	1,123.0
Segment adjusted pre-tax income (loss)	$(1.3)	$55.4	$5.7	$15.8	$(10.5)	$65.1

Total adjusted revenues	$439.1	$356.7	$151.2	$250.7	$(9.6)	$1,188.1
Add: Excluded realized gains (losses)	0.5	(6.1)	26.9	(0.6)	0.7	21.4
Total revenues	439.6	350.6	178.1	250.1	(8.9)	1,209.5

Total segment benefits and expenses	440.4	301.3	145.5	234.9	0.9	1,123.0
Add: Amortization of intangible assets	26.7	13.0	1.7	0.8	—	42.2
Total benefits and expenses	467.1	314.3	147.2	235.7	0.9	1,165.2
Income (loss) from operations before income taxes	$(27.5)	$36.3	$30.9	$14.4	$(9.8)	$44.3

	As of June 30, 2018
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Total investments	$387.9	$21,836.7	$6,888.0	$6,786.0	$1,716.4	$37,615.0
DAC and VOBA	10.1	583.8	19.5	347.4	—	960.8
Other intangible assets	680.8	472.2	47.9	11.9	—	1,212.8
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	578.7	—	420.7	—	999.4
Total assets	1,482.4	24,426.7	7,066.0	7,924.9	1,762.2	42,662.2
Future policy benefits, losses, claims and loss expense (1)	395.2	22,078.0	7,072.1	7,412.0	—	36,957.3
Other policyholders' funds	26.1	42.3	2.1	49.2	12.0	131.7

	December 31, 2017
	Benefits	Deferred Annuities	Income Annuities	Individual Life	Other	Total
Total investments	$342.3	$21,673.5	$7,349.9	$6,855.5	$1,623.6	$37,844.8
DAC and VOBA	7.7	422.0	16.3	250.2	—	696.2
Other intangible assets	707.3	485.2	49.6	12.8	—	1,254.9
Goodwill	308.0	198.8	50.2	6.0	—	563.0
Separate account assets	—	613.2	—	364.9	—	978.1
Total assets	1,467.3	23,968.5	7,513.4	7,836.0	1,769.0	42,554.2
Future policy benefits, losses, claims and loss expense (1)	344.7	21,350.2	7,124.5	7,221.9	—	36,041.3
Other policyholders' funds	29.3	22.7	4.0	47.0	14.9	117.9
___________________

(1)	Includes funds held under deposit contracts, future policy benefits, and policy and contract claims on the consolidated balance sheets.